Prepaid Expense and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Current Assets [Abstract]
Schedule of Prepaid Expense and Other Current Assets

At March 31, 2025 and December 31, 2024, prepaid expense and other current assets consisted of the following:

	March 31, 2025	December 31, 2024
Prepaid professional fees	$90,431	$33,665
Prepaid directors’ and officers’ liability insurance premium	12,834	9,741
Prepaid NASDAQ listing fee	39,750	-
Deferred leasing costs	28,980	31,587
Security deposit	12,256	17,654
Due from broker	33,160	32,885
Finished goods	90,116	92,230
Recoverable value-added tax	10,094	9,245
Others	50,197	72,353
Total	$367,818	$299,360

At December 31, 2024 and 2023, prepaid expense and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Prepaid professional fees	$33,665	$33,062
Prepaid directors and officers’ liability insurance premium	9,741	27,192
Deferred offering costs	-	175,136
Deferred leasing costs	31,587	33,402
Security deposit	17,654	-
Due from broker	32,885	37,187
Finished goods	92,230	-
Recoverable VAT	9,245	6,218
Others	72,353	55,797
Total	$299,360	$367,994